INVENTORIES	0 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5—INVENTORIES:
Inventories consisted of the following:
	December 31,
	2012	2011

	(U.S. $ in millions)
Finished products	$2,871	$2,502
Raw and packaging materials	1,754	1,589
Products in process	751	781
Materials in transit and payments on account	126	140

	$5,502	$5,012